Share-Based Payments - Management Board Reconciliation of Shares Outstanding (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025 shares	Dec. 31, 2024
Share Options Outstanding [Abstract]
Granted (in shares)	421,818
Phantom Share Options | Estimated Allocation Date One
Share Options Outstanding [Abstract]
Beginning balance (in shares)	38,968	38,968	248,096
Granted (in shares)		0	0
Forfeited (in shares)		0	0
Ending balance, (in shares)		38,968	38,968
Exercised, share options (in shares)			(209,128)
thereof allocated and vested but subject to performance and waiting requirements (in shares)		38,968
thereof allocated and un-vested (in shares)		0
Phantom Share Options | Estimated Allocation Date Two
Share Options Outstanding [Abstract]
Beginning balance (in shares)	43,501	43,501	43,501
Granted (in shares)		0	0
Forfeited (in shares)		0	0
Ending balance, (in shares)		43,501	43,501
Exercised, share options (in shares)		0	0
thereof allocated and vested but subject to performance and waiting requirements (in shares)		43,501
thereof allocated and un-vested (in shares)		0
Phantom Share Options | Estimated Allocation Date Three
Share Options Outstanding [Abstract]
Beginning balance (in shares)	6,463	6,463	6,463
Granted (in shares)		0	0
Forfeited (in shares)		0	0
Ending balance, (in shares)		6,463	6,463
Exercised, share options (in shares)		0	0
thereof allocated and vested but subject to performance and waiting requirements (in shares)		6,463
thereof allocated and un-vested (in shares)		0
Phantom Share Options | Estimated Allocation Date Four
Share Options Outstanding [Abstract]
Beginning balance (in shares)	78,786	78,786	86,118
Granted (in shares)		0	0
Forfeited (in shares)		(5,533)	(7,332)
Ending balance, (in shares)		73,253	78,786
Exercised, share options (in shares)		0	0
thereof allocated and vested but subject to performance and waiting requirements (in shares)		60,922
thereof allocated and un-vested (in shares)		12,331
Phantom Share Options | Estimated Allocation Date Five
Share Options Outstanding [Abstract]
Beginning balance (in shares)	116,774	116,774	130,586
Granted (in shares)		0	0
Forfeited (in shares)		(18,416)	(13,812)
Ending balance, (in shares)		98,358	116,774
Exercised, share options (in shares)		0	0
thereof allocated and vested but subject to performance and waiting requirements (in shares)		60,689
thereof allocated and un-vested (in shares)		37,669
Phantom Share Options | Estimated Allocation Date Six
Share Options Outstanding [Abstract]
Beginning balance (in shares)	180,528	180,528	0
Granted (in shares)			193,257
Forfeited (in shares)		(38,188)	(12,729)
Ending balance, (in shares)		142,340	180,528
Exercised, share options (in shares)		0	0
thereof allocated and vested but subject to performance and waiting requirements (in shares)		45,133
thereof allocated and un-vested (in shares)		97,207
Phantom Share Options | Estimated Allocation Date Seven Employee Stock Options
Share Options Outstanding [Abstract]
Beginning balance (in shares)	0	0	0
Granted (in shares)		79,255	0
Forfeited (in shares)		(11,047)	0
Ending balance, (in shares)		68,208	0
Exercised, share options (in shares)		0	0
thereof allocated and vested but subject to performance and waiting requirements (in shares)		0
thereof allocated and un-vested (in shares)		68,208
Phantom Share Options | Estimated Allocation Date Seven PSUs
Share Options Outstanding [Abstract]
Beginning balance (in shares)	0	0	0
Granted (in shares)		63,405	0
Forfeited (in shares)		(8,838)	0
Ending balance, (in shares)		54,567	0
Exercised, share options (in shares)		0	0
thereof allocated and vested but subject to performance and waiting requirements (in shares)		0
thereof allocated and un-vested (in shares)		54,567